AMOUNT DUE FROM/TO RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of Amount Due from Related Party

Amount due from/to related parties are as follows:

	September 30, 2018	December 31, 2017

Amount due from related parties	$-	$-

Amount due to related parties:
Sean Webster	(64,511)	(3,742)
Wei Zhu	(232,179)	(232,179)
Hunan Longitudinal Uned Information Technology Co., Ltd.	(21,810)	(15,148)
Hunan Zhang Zhong Wan Fu Company Limited	(2,176)	-
Zhong Wang Wang Luo, Ltd.	21	(904)

	$(320,655)	$(251,973)